UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-21745
Investment Company Act File Number

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

December 31
Date of Fiscal Year End

March 31, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
Certifications

Item 1. Schedule of Investments

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	as of March 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 103.4%

Security	Shares	Value
Aerospace & Defense — 0.9%
European Aeronautic Defence & Space Co.	47,383	$550,583
General Dynamics Corp.	66,702	2,774,136
Honeywell International, Inc.	106,620	2,970,433
L-3 Communications Holdings, Inc.	18,594	1,260,673
Rockwell Collins, Inc.	59,584	1,944,822
Rolls-Royce Group PLC(1)	179,623	756,641

		$10,257,288

Air Freight & Logistics — 0.7%
CH Robinson Worldwide, Inc.	81,714	$3,726,976
Deutsche Post AG	122,561	1,320,614
Expeditors International of Washington, Inc.	94,273	2,666,983
FedEx Corp.	28,786	1,280,689

		$8,995,262

Airlines — 0.1%
Air France-KLM	111,870	$994,693
Ryanair Holdings PLC ADR(1)	25,702	593,973

		$1,588,666

Auto Components — 0.3%
Aisin Seiki Co., Ltd.	15,600	$250,326
Cooper Tire & Rubber Co.	30,158	121,838
Denso Corp.	65,300	1,320,062
Johnson Controls, Inc.	114,456	1,373,472
Tokai Rika Co., Ltd.	26,100	262,846
Toyota Boshoku Corp.	28,200	293,950
Toyota Industries Corp.	8,600	185,243

		$3,807,737

Automobiles — 1.4%
DaimlerChrysler AG	122,491	$3,086,203
Honda Motor Co., Ltd.	151,500	3,606,574
Isuzu Motors, Ltd.	311,000	381,979
Mazda Motor Corp.	125,000	211,904
Nissan Motor Co., Ltd.	218,500	789,731
Toyota Motor Corp.	61,907	1,966,405
Volkswagen AG	21,183	6,505,010
Yamaha Motor Co., Ltd.	22,100	198,278

		$16,746,084

Security	Shares	Value
Beverages — 1.4%
Carlsberg A/S, Class B	15,753	$646,875
Coca-Cola Co. (The)	90,906	3,995,319
Coca-Cola West Co., Ltd.	26,200	419,170
Constellation Brands, Inc., Class A(1)	34,264	407,742
Heineken Holding NV, Class A	51,223	1,241,775
Heineken NV	30,199	857,869
Kirin Holdings Co., Ltd.	43,000	459,372
Pepsi Bottling Group, Inc.	34,449	762,701
PepsiCo, Inc.	123,412	6,353,250
Pernod-Ricard SA	11,630	648,135
Sapporo Holdings, Ltd.	128,000	490,039

		$16,282,247

Biotechnology — 3.7%
Amgen, Inc.(1)	227,600	$11,270,752
Biogen Idec, Inc.(1)	134,180	7,033,716
Celgene Corp.(1)	168,251	7,470,344
CV Therapeutics, Inc.(1)	35,295	701,665
Gilead Sciences, Inc.(1)	353,310	16,365,319
Martek Biosciences Corp.	56,488	1,030,906
Regeneron Pharmaceuticals, Inc.(1)	42,972	595,592

		$44,468,294

Building Products — 0.2%
Asahi Glass Co., Ltd.	38,776	$205,860
Daikin Industries, Ltd.	78,700	2,166,769
Masco Corp.	59,062	412,253

		$2,784,882

Capital Markets — 1.8%
Bank of New York Mellon Corp. (The)	119,790	$3,384,067
Charles Schwab Corp. (The)	115,113	1,784,251
Franklin Resources, Inc.	43,596	2,348,517
Goldman Sachs Group, Inc.	27,535	2,919,261
Investec PLC	400,000	1,674,828
Julius Baer Holding AG	17,844	438,442
Man Group PLC	355,866	1,115,206
Nomura Holdings, Inc.	237,000	1,202,303
Northern Trust Corp.	31,017	1,855,437
Schroders PLC	115,586	1,310,288
Shinko Securities Co., Ltd.	105,000	207,267
UBS AG(1)	447,073	4,191,419

		$22,431,286

Security	Shares	Value
Chemicals — 1.8%
Air Liquide SA	17,779	$1,445,760
Air Products and Chemicals, Inc.	32,297	1,816,706
BASF AG	241,118	7,286,881
Daicel Chemical Industries, Ltd.	50,000	180,220
Dow Chemical Co. (The)	92,442	779,286
Eastman Chemical Co.	22,700	608,360
Hitachi Chemical Co., Ltd.	20,200	244,337
Kaneka Corp.	57,000	281,817
Mitsubishi Gas Chemical Co., Inc.	173,000	748,448
Monsanto Co.	38,287	3,181,650
Nitto Denko Corp.	11,900	243,515
Shin-Etsu Chemical Co., Ltd.	47,300	2,323,863
Showa Denko KK	293,000	364,163
Sumitomo Chemical Co., Ltd.	134,000	460,682
Taiyo Nippon Sanso Corp.	72,000	475,220
Toray Industries, Inc.	261,000	1,052,230
Tosoh Corp.	172,000	327,896

		$21,821,034

Commercial Banks — 4.5%
Banco Santander Central Hispano SA	1,596,786	$11,009,495
Bank of Nova Scotia	32,994	809,013
BNP Paribas SA	142,080	5,861,727
Gunma Bank, Ltd.	149,000	810,758
Hachijuni Bank, Ltd. (The)	128,000	746,741
Hiroshima Bank, Ltd. (The)	151,000	578,726
HSBC Holdings PLC	1,875,426	10,441,578
Intesa Sanpaolo SpA	1,720,258	4,731,535
Lloyds Banking Group PLC	1,100,000	1,113,695
Mizuho Financial Group, Inc.	137,000	267,528
Royal Bank of Canada	58,284	1,685,573
Shinsei Bank, Ltd.(1)	256,000	260,130
Societe Generale	182,224	7,128,029
Sumitomo Mitsui Financial Group, Inc.	9,208	324,226
Toronto-Dominion Bank	31,546	1,090,861
UniCredit SpA	1,896,766	3,121,820
Wells Fargo & Co.	299,713	4,267,913

		$54,249,348

Commercial Services & Supplies — 0.4%
Avery Dennison Corp.	23,372	$522,130
Republic Services, Inc.	15,222	261,057
SECOM Co., Ltd.	70,000	2,591,718

Security	Shares	Value
Serco Group PLC	144,136	$755,257
Waste Management, Inc.	41,988	1,074,893

		$5,205,055

Communications Equipment — 5.2%
Brocade Communications Systems, Inc.(1)	29,461	$101,640
Cisco Systems, Inc.(1)	1,016,204	17,041,741
Corning, Inc.	98,620	1,308,687
Harris Corp.	45,732	1,323,484
Nokia Oyj	655,135	7,662,077
QUALCOMM, Inc.	724,835	28,203,330
Research In Motion, Ltd.(1)	124,600	5,366,522
Riverbed Technology, Inc.(1)	80,237	1,049,500

		$62,056,981

Computers & Peripherals — 5.2%
Apple, Inc.(1)	387,722	$40,757,337
Dell, Inc.(1)	314,244	2,979,033
Hewlett-Packard Co.	241,463	7,741,304
International Business Machines Corp.	87,667	8,494,056
Mitsumi Electric Co., Ltd.	38,000	555,058
NEC Corp.(1)	122,000	331,810
Seagate Technology	303,843	1,826,096

		$62,684,694

Construction & Engineering — 0.4%
Bouygues SA	25,787	$921,498
Chiyoda Corp.	78,000	422,253
Fluor Corp.	9,129	315,407
Granite Construction, Inc.	21,951	822,723
Hochtief AG	28,374	1,068,960
JGC Corp.	69,000	796,723
Obayashi Corp.	212,000	1,034,357

		$5,381,921

Construction Materials — 0.2%
Lafarge SA	15,932	$719,274
Taiheiyo Cement Corp.	250,000	368,244
Vulcan Materials Co.	24,404	1,080,853

		$2,168,371

Consumer Finance — 0.2%
American Express Co.	65,608	$894,237
Discover Financial Services	59,731	376,903
ORIX Corp.(1)	10,080	331,747

Security	Shares	Value
SLM Corp.(1)	97,247	$481,373
Takefuji Corp.	30,880	146,057

		$2,230,317

Containers & Packaging — 0.2%
Bemis Co., Inc.	27,217	$570,740
Rexam PLC	321,632	1,242,891
Toyo Seikan Kaisha, Ltd.	51,400	758,710

		$2,572,341

Distributors — 0.3%
Canon Marketing Japan, Inc.	39,000	$549,419
Genuine Parts Co.	56,294	1,680,939
LKQ Corp.(1)	61,787	881,700

		$3,112,058

Diversified Consumer Services — 0.1%
H&R Block, Inc.	65,199	$1,185,970

		$1,185,970

Diversified Financial Services — 1.1%
CME Group, Inc.	8,790	$2,165,768
Fortis	814,958	1,488,991
Groupe Bruxelles Lambert SA	6,437	437,043
JPMorgan Chase & Co.	285,692	7,593,693
Moody’s Corp.	76,959	1,763,900

		$13,449,395

Diversified Telecommunication Services — 3.8%
AT&T, Inc.	317,811	$8,008,837
Deutsche Telekom AG	506,497	6,273,463
France Telecom SA	274,954	6,268,167
Frontier Communications Corp.	88,967	638,783
Nippon Telegraph & Telephone Corp.	10,100	385,464
Telefonica SA	796,352	15,880,305
Verizon Communications, Inc.	246,478	7,443,636
Windstream Corp.	100,356	808,869

		$45,707,524

Electric Utilities — 2.1%
Duke Energy Corp.	129,531	$1,854,884
E.ON AG	283,085	7,851,107
Edison International	145,468	4,190,933
Enel SpA	1,137,993	5,456,977
Hokkaido Electric Power Co.	13,500	271,460
Iberdrola SA	371,167	2,603,739
Kyushu Electric Power Co., Inc.	13,400	300,862

Security	Shares	Value
Shikoku Electric Power Co.	6,300	$168,254
Tokyo Electric Power Co., Inc.	21,001	524,891
Union Fenosa SA	61,836	1,477,598

		$24,700,705

Electrical Equipment — 1.1%
ABB, Ltd.(1)	433,638	$6,047,845
Cooper Industries, Ltd., Class A	30,705	794,031
Emerson Electric Co.	127,413	3,641,464
Energy Conversion Devices, Inc.(1)	7,332	97,296
First Solar, Inc.(1)	18,250	2,421,775
Fujikura, Ltd.	69,000	192,388
Suntech Power Holdings Co., Ltd. ADR(1)	19,232	224,822

		$13,419,621

Electronic Equipment, Instruments & Components — 0.9%
Hoya Corp.	13,600	$270,661
Ibiden Co., Ltd.	16,500	403,607
Keyence Corp.	2,310	437,021
Kyocera Corp.	73,234	4,888,300
Mabuchi Motor Co., Ltd.	10,900	443,962
Nippon Electric Glass Co., Ltd.	40,000	283,701
Omron Corp.	16,500	195,706
Taiyo Yuden Co., Ltd.	125,000	962,483
TDK Corp.	63,500	2,400,286
Yaskawa Electric Corp.	50,000	218,877

		$10,504,604

Energy Equipment & Services — 0.6%
CARBO Ceramics, Inc.	29,215	$830,875
Complete Production Services, Inc.(1)	41,752	128,596
Halliburton Co.	130,037	2,011,672
Schlumberger, Ltd.	59,785	2,428,467
Transocean, Ltd.(1)	28,078	1,652,110
Willbros Group, Inc.(1)	25,872	250,958

		$7,302,678

Food & Staples Retailing — 2.3%
Circle K Sunkus Co., Ltd.	16,500	$235,223
CVS Caremark Corp.	191,781	5,272,060
Familymart Co., Ltd.	10,600	322,765
Koninklijke Ahold NV	122,728	1,344,205
Kroger Co. (The)	115,650	2,454,093
Lawson, Inc.	5,300	220,161
Metro AG	28,658	944,890
Safeway, Inc.	20,338	410,624

Security	Shares	Value
Seven & I Holdings Co., Ltd.	88,400	$1,951,612
Sysco Corp.	99,048	2,258,294
UNY Co., Ltd.	52,000	412,306
Wal-Mart Stores, Inc.	216,471	11,278,139

		$27,104,372

Food Products — 3.0%
Cadbury PLC	63,336	$477,744
Campbell Soup Co.	17,968	491,604
ConAgra Foods, Inc.	77,043	1,299,715
H.J. Heinz Co.	59,510	1,967,401
Hershey Co. (The)	54,133	1,881,122
Kraft Foods, Inc., Class A	88,500	1,972,665
Lindt & Spruengli AG	353	472,220
Nestle SA	558,806	18,878,906
Nippon Suisan Kaisha, Ltd.	181,600	478,181
Nissin Foods Holdings Co., Ltd.	11,700	346,438
Toyo Suisan Kaisha, Ltd.	15,000	309,505
Unilever NV	368,724	7,264,289
Yakult Honsha Co., Ltd.	11,000	196,830

		$36,036,620

Gas Utilities — 0.8%
Gas Natural SDG SA	45,614	$624,588
GDF Suez	234,378	8,037,895
Snam Rete Gas	260,064	1,395,411

		$10,057,894

Health Care Equipment & Supplies — 1.4%
Boston Scientific Corp.(1)	231,022	$1,836,625
Cooper Cos., Inc. (The)	16,718	442,024
Covidien, Ltd.	84,924	2,822,874
Edwards Lifesciences Corp.(1)	7,026	425,986
Hologic, Inc.(1)	67,694	886,114
Immucor, Inc.(1)	43,389	1,091,233
Intuitive Surgical, Inc.(1)	17,782	1,695,692
Medtronic, Inc.	159,154	4,690,268
Olympus Optical Corp.	37,000	603,788
Terumo Corp.	65,400	2,429,331

		$16,923,935

Health Care Providers & Services — 1.1%
DaVita, Inc.(1)	22,729	$998,940
Humana, Inc.(1)	35,364	922,293
IMS Health, Inc.	20,213	252,056
Laboratory Corp. of America Holdings(1)	22,532	1,317,897

Security	Shares	Value
Lincare Holdings, Inc.(1)	56,738	$1,236,888
McKesson Corp.	85,303	2,989,017
Medco Health Solutions, Inc.(1)	77,226	3,192,523
UnitedHealth Group, Inc.	113,398	2,373,420

		$13,283,034

Hotels, Restaurants & Leisure — 1.1%
Accor SA	26,214	$912,338
Carnival Corp., Unit	22,815	492,804
International Game Technology	64,170	591,647
Marriott International, Inc., Class A	107,229	1,754,266
Starbucks Corp.(1)	318,156	3,534,713
Starwood Hotels & Resorts Worldwide, Inc.	54,114	687,248
Wynn Resorts, Ltd.(1)	27,627	551,711
Yum! Brands, Inc.	157,714	4,333,981

		$12,858,708

Household Durables — 0.6%
Casio Computer Co., Ltd.	77,300	$552,887
Makita Corp.	9,200	210,112
Ryland Group, Inc.	37,074	617,653
Sekisui Chemical Co., Ltd.	122,000	609,363
Sharp Corp.	88,000	704,195
Snap-On, Inc.	15,120	379,512
Sony Corp.	81,400	1,683,717
Stanley Works (The)	48,688	1,417,795
Whirlpool Corp.	36,102	1,068,258

		$7,243,492

Household Products — 1.3%
Clorox Co. (The)	36,298	$1,868,621
Colgate-Palmolive Co.	28,351	1,672,142
Kao Corp.	108,654	2,120,100
Procter & Gamble Co.	192,358	9,058,138
Uni-Charm Corp.	8,500	516,674

		$15,235,675

Independent Power Producers & Energy Traders — 0.1%
AES Corp. (The)(1)	97,536	$566,684
NRG Energy, Inc.(1)	39,661	698,034

		$1,264,718

Industrial Conglomerates — 1.6%
3M Co.	82,273	$4,090,614
General Electric Co.	616,068	6,228,447
Hankyu Hanshin Holdings, Inc.	39,128	177,945

Security	Shares	Value
Siemens AG	155,733	$8,890,734
Textron, Inc.	29,211	167,671

		$19,555,411

Insurance — 3.3%
ACE, Ltd.	70,355	$2,842,342
Aioi Insurance Co., Ltd.	108,000	420,508
Allianz SE	85,301	7,139,908
AON Corp.	81,816	3,339,729
AXA SA	428,404	5,141,894
Cincinnati Financial Corp.	140,338	3,209,530
CNP Assurances	14,204	895,792
Corporacion Mapfre SA	200,954	440,042
Marsh & McLennan Cos., Inc.	111,769	2,263,322
MetLife, Inc.	112,391	2,559,143
Muenchener Rueckversicherungs-Gesellschaft AG	47,495	5,783,276
Nipponkoa Insurance Co., Ltd.	39,000	225,810
Old Mutual PLC	3,533,145	2,630,317
RSA Insurance Group PLC	330,365	616,056
Sony Financial Holdings, Inc.	136	366,792
T & D Holdings, Inc.	34,550	841,453
TrygVesta AS	13,598	688,060

		$39,403,974

Internet & Catalog Retail — 0.6%
Amazon.com, Inc.(1)	92,872	$6,820,520
Liberty Media Corp. - Interactive, Class A(1)	269,363	781,153

		$7,601,673

Internet Software & Services — 2.4%
Akamai Technologies, Inc.(1)	49,843	$966,954
Ariba, Inc.(1)	55,338	483,101
eBay, Inc.(1)	265,244	3,331,465
Google, Inc., Class A(1)	51,959	18,084,850
MercadoLibre, Inc.(1)	23,884	443,048
Omniture, Inc.(1)	29,159	384,607
VeriSign, Inc.(1)	132,262	2,495,784
Yahoo!, Inc.(1)	170,044	2,178,264

		$28,368,073

IT Services — 1.2%
Accenture, Ltd., Class A	22,699	$623,996
CapGemini SA	47,121	1,514,426
Cognizant Technology Solutions Corp.(1)	179,418	3,730,100
CSK Holdings Corp.(1)	126,500	315,032
Fidelity National Information Services, Inc.	51,873	944,089

Security	Shares	Value
Infosys Technologies, Ltd. ADR	107,814	$2,871,087
MasterCard, Inc., Class A	5,421	907,909
Nomura Research Institute, Ltd.	14,000	219,762
NTT Data Corp.	731	2,002,545
Obic Co., Ltd.	2,060	259,577
Otsuka Corp.	4,700	175,746
Western Union Co.	89,601	1,126,285

		$14,690,554

Leisure Equipment & Products — 0.2%
Hasbro, Inc.	26,234	$657,686
Mattel, Inc.	31,709	365,605
Nikon Corp.	75,000	853,581
Sankyo Co., Ltd.	4,000	174,814
Sega Sammy Holdings, Inc.	36,300	321,992

		$2,373,678

Life Sciences Tools & Services — 0.1%
PerkinElmer, Inc.	27,425	$350,217
Thermo Fisher Scientific, Inc.(1)	36,262	1,293,466

		$1,643,683

Machinery — 1.8%
AGCO Corp.(1)	30,980	$607,208
Caterpillar, Inc.	46,992	1,313,896
Dover Corp.	15,298	403,561
Eaton Corp.	46,216	1,703,522
Fanuc, Ltd.	63,627	4,351,897
Hitachi Construction Machinery Co., Ltd.	82,900	1,094,478
Ingersoll-Rand Co., Ltd., Class A	141,103	1,947,221
Japan Steel Works, Ltd.	135,000	1,287,074
Kawasaki Heavy Industries, Ltd.	107,000	214,811
Komatsu, Ltd.	93,000	1,029,209
Kurita Water Industries, Ltd.	14,700	286,081
MAN AG	18,989	824,255
Minebea Co., Ltd.	67,127	247,247
Mitsui Engineering & Shipbuilding Co., Ltd.	266,000	449,700
NGK Insulators, Ltd.	91,000	1,423,293
NSK, Ltd.	96,000	372,625
NTN Corp.	195,000	553,400
Pall Corp.	30,660	626,384
Parker Hannifin Corp.	13,311	452,308
Sandvik AB	140,200	803,128

Security	Shares	Value
Scania AB, Class B	77,000	$626,642
SMC Corp.	3,400	331,371
Titan International, Inc.	23,159	116,490

		$21,065,801

Marine — 0.1%
Mitsui O.S.K. Lines, Ltd.	131,000	$648,312

		$648,312

Media — 2.4%
British Sky Broadcasting Group PLC	561,886	$3,487,460
CBS Corp., Class B	203,865	782,842
Comcast Corp., Class A	888,706	12,121,950
Comcast Corp., Special Class A	144,653	1,861,684
Daily Mail & General Trust NV, Class A	123,299	412,791
Focus Media Holding, Ltd. ADR(1)	44,518	302,722
Gannett Co., Inc.	51,742	113,832
Lagardere SCA	18,033	506,028
Omnicom Group, Inc.	109,132	2,553,689
Publicis Groupe	82,745	2,121,179
Walt Disney Co. (The)	218,622	3,970,176
Wolters Kluwer NV	39,260	636,392

		$28,870,745

Metals & Mining — 1.8%
Alcoa, Inc.	129,184	$948,211
Anglo American PLC	148,533	2,529,317
Antofagasta PLC	299,210	2,165,304
ArcelorMittal	142,034	2,898,012
JFE Holdings, Inc.	8,400	185,415
Kobe Steel, Ltd.	216,000	279,321
Lonmin PLC	36,876	753,868
Mitsubishi Materials Corp.	284,000	773,616
Mitsui Mining & Smelting Co., Ltd.(1)	112,000	186,340
Newmont Mining Corp.	34,446	1,541,803
Norsk Hydro ASA	335,400	1,262,069
Pacific Metals Co., Ltd.	42,000	186,397
Rio Tinto PLC	160,570	5,391,638
Sumitomo Metal Industries, Ltd.	112,000	227,302
Sumitomo Metal Mining Co., Ltd.	80,000	769,163
Toho Zinc Co., Ltd.	117,000	300,260
United States Steel Corp.	40,717	860,350

		$21,258,386

Security	Shares	Value
Multiline Retail — 0.9%
Hankyu Department Stores	29,000	$167,204
Kohl’s Corp.(1)	35,420	1,498,974
Marks & Spencer Group PLC	751,108	3,184,398
PPR SA	27,056	1,734,567
Sears Holdings Corp.(1)	41,037	1,875,801
Target Corp.	70,056	2,409,226

		$10,870,170

Multi-Utilities — 1.2%
Centrica PLC	307,754	$1,004,611
CMS Energy Corp.	312,086	3,695,098
Consolidated Edison, Inc.	32,494	1,287,087
Dominion Resources, Inc.	34,329	1,063,856
NorthWestern Corp.	25,742	552,938
Public Service Enterprise Group, Inc.	144,782	4,266,726
United Utilities Group PLC	331,644	2,298,788

		$14,169,104

Office Electronics — 0.3%
Brother Industries, Ltd.	31,000	$229,804
Canon, Inc.	43,600	1,271,020
Konica Minolta Holdings, Inc.	90,000	784,493
Ricoh Co., Ltd.	59,000	713,423

		$2,998,740

Oil, Gas & Consumable Fuels — 9.4%
Anadarko Petroleum Corp.	39,019	$1,517,449
BP PLC	2,335,205	15,658,450
Chevron Corp.	135,963	9,142,152
ConocoPhillips	144,488	5,658,150
El Paso Corp.	56,715	354,469
ENI SpA	426,500	8,257,992
Exxon Mobil Corp.	327,392	22,295,395
Foundation Coal Holdings, Inc.	32,272	463,103
Goodrich Petroleum Corp.(1)	6,636	128,473
Hess Corp.	20,723	1,123,187
Idemitsu Kosan Co., Ltd.	3,100	234,184
Independent Tankers Corp., Ltd.(1)	215	96
Nippon Mining Holdings, Inc.	118,000	472,977
Peabody Energy Corp.	48,072	1,203,723
Petrohawk Energy Corp.(1)	46,910	902,079
Royal Dutch Shell PLC, Class A	521,693	11,728,064
Royal Dutch Shell PLC, Class B	414,555	9,018,591
Southwestern Energy Co.(1)	24,167	717,518

Security	Shares	Value
Suncor Energy, Inc.	65,964	$1,465,060
TonenGeneral Sekiyu KK	39,000	382,162
Total SA	356,989	17,652,890
Williams Cos., Inc.	159,612	1,816,385
XTO Energy, Inc.	77,523	2,373,754

		$112,566,303

Paper & Forest Products — 0.1%
International Paper Co.	57,584	$405,391
Mondi PLC	1	2
OJI Paper Co., Ltd.	143,000	585,824

		$991,217

Personal Products — 0.3%
Alberto-Culver Co.	11,849	$267,906
Beiersdorf AG	28,716	1,286,115
Estee Lauder Cos., Inc., Class A	41,517	1,023,394
Oriflame Cosmetics SA	29,484	920,547
USANA Health Services, Inc.(1)	9,533	213,158

		$3,711,120

Pharmaceuticals — 9.0%
Abbott Laboratories	155,754	$7,429,466
Allergan, Inc.	41,914	2,001,813
Astellas Pharma, Inc.	84,600	2,618,042
AstraZeneca PLC	219,194	7,762,759
Chugai Pharmaceuticals Co., Ltd.	52,900	901,198
Daiichi Sankyo Co., Ltd.	82,300	1,383,712
Eisai Co., Ltd.	70,946	2,088,269
Eli Lilly & Co.	66,581	2,224,471
Endo Pharmaceuticals Holdings, Inc.(1)	42,910	758,649
GlaxoSmithKline PLC	758,256	11,809,615
Johnson & Johnson	175,703	9,241,978
King Pharmaceuticals, Inc.(1)	86,183	609,314
Medicines Co.(1)	28,661	310,685
Merck & Co., Inc.	167,343	4,476,425
Mylan, Inc.(1)	78,674	1,055,018
Novartis AG	281,243	10,640,425
Ono Pharmaceutical Co., Ltd.	14,100	618,830
Pfizer, Inc.	554,173	7,547,836
Roche Holding AG	91,418	12,547,134
Sanofi-Aventis SA	172,863	9,701,268
Santen Pharmaceutical Co., Ltd.	17,000	474,163
Schering-Plough Corp.	164,819	3,881,487
Shionogi & Co., Ltd.	56,000	965,259

Security	Shares	Value
Shire PLC	52,086	$637,852
Takeda Pharmaceutical Co., Ltd.	61,231	2,124,383
Tanabe Seiyaku Co., Ltd.	28,000	278,748
Wyeth	99,104	4,265,436

		$108,354,235

Professional Services — 0.2%
Equifax, Inc.	15,217	$372,056
Manpower, Inc.	13,198	416,133
Monster Worldwide, Inc.(1)	92,909	757,208
Robert Half International, Inc.	73,835	1,316,478

		$2,861,875

Real Estate Investment Trusts (REITs) — 0.2%
British Land Co. PLC	87,921	$454,291
Japan Real Estate Investment Corp.	50	384,110
Japan Retail Fund Investment Corp.	50	191,522
Nippon Building Fund, Inc.	50	432,149
Simon Property Group, Inc.	36,625	1,268,690

		$2,730,762

Real Estate Management & Development — 0.1%
Daito Trust Construction Co., Ltd.	5,400	$182,044
Heiwa Real Estate Co., Ltd.	448,500	984,069
LEOPALACE21 Corp.	66,600	398,206

		$1,564,319

Road & Rail — 0.7%
Central Japan Railway Co.	79	$445,467
CSX Corp.	48,354	1,249,951
East Japan Railway Co.	12,600	656,891
JB Hunt Transport Services, Inc.	116,477	2,808,260
Keio Corp.	139,000	791,505
Kinetsu Corp.	91,000	378,296
Norfolk Southern Corp.	41,055	1,385,606
Ryder System, Inc.	14,154	400,700
Tobu Railway Co., Ltd.	154,000	781,289

		$8,897,965

Semiconductors & Semiconductor Equipment — 3.3%
Advantest Corp.	110,000	$1,661,023
Applied Materials, Inc.	477,645	5,134,684
Atheros Communications, Inc.(1)	66,024	967,912
Broadcom Corp., Class A(1)	117,049	2,338,639
Cavium Networks, Inc.(1)	124,631	1,438,242
Cypress Semiconductor Corp.(1)	179,441	1,214,816

Security	Shares	Value
Intel Corp.	843,908	$12,700,815
KLA-Tencor Corp.	138,609	2,772,180
MEMC Electronic Materials, Inc.(1)	52,752	869,880
Microchip Technology, Inc.	139,305	2,951,873
National Semiconductor Corp.	69,755	716,384
NVIDIA Corp.(1)	180,137	1,776,151
ON Semiconductor Corp.(1)	150,228	585,889
ROHM Co., Ltd.	4,700	234,825
Shinko Electric Industries	44,200	425,790
Sumco Corp.	42,900	639,117
Tessera Technologies, Inc.(1)	81,309	1,087,101
Tokyo Electron, Ltd.	62,500	2,340,857

		$39,856,178

Software — 5.3%
BMC Software, Inc.(1)	31,383	$1,035,639
Check Point Software Technologies, Ltd.(1)	149,951	3,330,412
Citrix Systems, Inc.(1)	92,876	2,102,713
Compuware Corp.(1)	52,384	345,211
Concur Technologies, Inc.(1)	23,180	444,824
Konami Corp.	47,400	720,801
Microsoft Corp.	1,431,537	26,297,335
Nintendo Co., Ltd.	1,600	468,051
Oracle Corp.(1)	1,042,819	18,843,739
Oracle Corp. Japan	15,200	577,657
Red Hat, Inc.(1)	19,525	348,326
Symantec Corp.(1)	420,373	6,280,373
TiVo, Inc.(1)	108,706	765,290
Trend Micro, Inc.	63,397	1,811,039

		$63,371,410

Specialty Retail — 1.8%
AutoNation, Inc.(1)	104,541	$1,451,029
Best Buy Co., Inc.	57,465	2,181,371
Fast Retailing Co., Ltd.	63,100	7,224,913
Home Depot, Inc.	114,605	2,700,094
Isetan Mitsukoshi Holdings, Ltd., Class L	71,332	552,024
Limited Brands, Inc.	36,921	321,213
Nitori Co., Ltd.	3,950	221,078
O’Reilly Automotive, Inc.(1)	32,951	1,153,615
Staples, Inc.	222,003	4,020,474
Tiffany & Co.	33,012	711,739

Security	Shares	Value
TJX Companies., Inc. (The)	25,596	$656,281
Urban Outfitters, Inc.(1)	30,282	495,716
Yamada Denki Co., Ltd.	4,660	183,907

		$21,873,454

Textiles, Apparel & Luxury Goods — 0.9%
Burberry Group PLC	689,590	$2,781,312
Christian Dior SA	12,210	668,822
Coach, Inc.(1)	38,372	640,812
Compagnie Financiere Richemont AG, Class A	52,670	822,364
Hanesbrands, Inc.(1)	4,073	38,979
Nike, Inc., Class B	79,633	3,733,991
Nisshinbo Industries, Inc.	172,000	1,639,401
Swatch Group AG, Class B	6,168	743,920

		$11,069,601

Tobacco — 1.8%
Altria Group, Inc.	154,248	$2,471,053
British American Tobacco PLC	280,829	6,487,396
Imperial Tobacco Group PLC	232,493	5,221,423
Japan Tobacco, Inc.	478	1,277,782
Philip Morris International, Inc.	138,852	4,940,354
Swedish Match AB	64,387	931,233

		$21,329,241

Trading Companies & Distributors — 0.2%
Marubeni Corp.	55,000	$173,224
Mitsubishi Corp.	79,800	1,057,887
Sumitomo Corp.	153,500	1,333,836

		$2,564,947

Transportation Infrastructure — 0.2%
ADP	11,573	$616,145
Societe des Autoroutes Paris-Rhin-Rhone	18,585	1,185,438

		$1,801,583

Water Utilities — 0.1%
Severn Trent PLC	52,773	$748,949

		$748,949

Wireless Telecommunication Services — 1.6%
KDDI Corp.	624	$2,938,504
NTT DoCoMo, Inc.	121	164,855

Security	Shares	Value
Rogers Communications, Inc., Class B	48,136	$1,098,945
Softbank Corp.	194,798	2,508,747
Vodafone Group PLC	7,274,719	12,683,153

		$19,394,204

Total Common Stocks (identified cost $1,514,174,891)		$1,242,328,478

Investment Funds — 0.1%

Security	Shares	Value
Alliance Trust PLC (The)	163,948	$624,788

Total Investment Funds (identified cost $683,209)		$624,788

Rights — 0.0%

Security	Shares	Value
Diversified Financial Services — 0.0%
Fortis, Expires 7/1/14(1)	111,868	$0

		$0

Insurance — 0.0%
Corporacion Mapfre SA, Expires 4/1/09(1)	200,954	$2,670

		$2,670

Total Rights (identified cost $0)		$2,670

Total Investments — 103.5% (identified cost $1,514,858,100)		$1,242,955,936

Covered Call Options Written — (4.2)%

	Number	Strike		Expiration
Description	of Contracts	Price		Date	Value
AMEX EUROTOP 100 Index	12,662		$154	4/14/09	$(8,278,416)
Dow Jones Euro Stoxx 50 Index	43,291	EUR	2,050	4/17/09	(4,325,235)
FTSE 100 Index	11,583	GBP	3,900	4/17/09	(2,152,273)
NASDAQ 100 Index	1,827		$1,225	4/18/09	(8,586,900)
NASDAQ 100 Index	354		$1,235	4/18/09	(1,380,600)
Nikkei 225 Index	1,488,681	JPY	7,500	4/10/09	(10,704,956)
S&P 500 Index	1,327		$785	4/18/09	(4,511,800)
S&P 500 Index	2,846		$790	4/18/09	(8,395,700)
S&P 500 Index	883		$815	4/18/09	(1,589,400)
SMI Index	5,132	CHF	4,900	4/17/09	(656,434)

Total Covered Call Options Written (premiums received $35,510,902)					$(50,581,714)

Other Assets, Less Liabilities — 0.7%					$8,715,986

Net Assets — 100.0%					$1,201,090,208

ADR	-	American Depository Receipt

CHF	-	Swiss Franc

EUR	-	Euro

GBP	-	British Pound Sterling

JPY	-	Japanese Yen

(1)		Non-income producing security.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United States	56.8%	$681,903,698
Japan	10.8	130,073,216
United Kingdom	9.8	117,251,256
France	6.2	74,675,965
Switzerland	4.9	59,277,127
Germany	4.9	58,261,416
Spain	2.7	32,038,437
Netherlands	2.0	23,623,177
Italy	1.9	22,963,735
Canada	0.9	11,515,974
Finland	0.6	7,662,077
Luxembourg	0.3	3,818,559
Bermuda	0.3	3,365,344
Israel	0.3	3,330,412
Other Countries, less than 0.3% each	1.1	13,195,543

	103.5%	$1,242,955,936

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,515,053,557

Gross unrealized appreciation	$64,731,056
Gross unrealized depreciation	(336,828,677)

Net unrealized depreciation	$(272,097,621)

Written call options activity for the fiscal year to date ended March 31, 2009 was as follows:

	Number of	Premiums
	Contracts	Received
Outstanding, beginning of period	1,731,429	$46,546,455
Options written	4,627,222	121,845,731
Options terminated in closing purchase transactions	(4,753,982)	(117,180,918)
Options expired	(36,083)	(15,700,366)

Outstanding, end of period	1,568,586	$35,510,902

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At March 31, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund generally intends to write index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At March 31, 2009, the aggregate fair value of derivative instruments in a liability position and whose primary underlying risk exposure is equity price risk was $50,581,714.

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”, established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
Level 1	Quoted Prices	$713,527,794	$(39,876,758)
Level 2	Other Significant Observable Inputs	529,428,142	(10,704,956)
Level 3	Significant Unobservable Inputs	—	—

Total		$1,242,955,936	$(50,581,714)

*	Other financial instruments include written call options.

The Fund held no investments or other financial instruments as of December 31, 2008 whose fair value was determined using Level 3 inputs.

Exchange-traded options are valued at the last sale price for the day of valuation as quoted on any exchange on which the option is listed or, in the absence of sales on such date, at the mean between the closing bid and asked prices therefore as reported by the Options Price Reporting Authority. Over-the-counter options are valued based on broker quotations, when available and deemed reliable.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	May 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	May 20, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	May 20, 2009